FAIR VALUE MEASUREMENTS (Details) - Sempra Savings Plan 002	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Partial or total liquidation of investment in stable fund, notice period	12 months
Liquidation due to termination of master trust, notice period	30 days